SHARE-BASED PAYMENT (Schedule of Expense Recognized in Financial Statements) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payment	$ 483	$ 1,071	$ 1,907
Cost of revenues [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payment	179	332	564
Research and development [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payment	138	134	390
Selling and marketing [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payment	48	71	98
General and administrative [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payment	$ 118	$ 534	$ 855